REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 4,124,003
Initial Cost of Land	782,850
Initial Cost of FF&E, Buildings and improvements	3,760,480
Costs Capitalized Since Acquisition, Land	(12,077)
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	913,006
Gross Carrying Amount At Close of Period, Land	770,773
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	4,673,486
Gross Carrying Amount At Close of Period, Total	5,444,259	$ 5,287,463	$ 5,064,294	$ 5,054,564
Accumulated Depreciation	1,335,816	$ 1,182,244	$ 1,028,379	$ 894,001
Austin, TX Embassy Suites
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	23,364
Initial Cost of Land	1,204
Initial Cost of FF&E, Buildings and improvements	9,388
Costs Capitalized Since Acquisition, Land	193
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	6,806
Gross Carrying Amount At Close of Period, Land	1,397
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	16,194
Gross Carrying Amount At Close of Period, Total	17,591
Accumulated Depreciation	9,052
Dallas, TX Embassy Suites
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	15,465
Initial Cost of Land	1,878
Initial Cost of FF&E, Buildings and improvements	8,907
Costs Capitalized Since Acquisition, Land	238
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	6,703
Gross Carrying Amount At Close of Period, Land	2,116
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	15,610
Gross Carrying Amount At Close of Period, Total	17,726
Accumulated Depreciation	8,618
Herndon, VA Embassy Suites
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	25,120
Initial Cost of Land	1,303
Initial Cost of FF&E, Buildings and improvements	9,836
Costs Capitalized Since Acquisition, Land	277
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	8,928
Gross Carrying Amount At Close of Period, Land	1,580
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	18,764
Gross Carrying Amount At Close of Period, Total	20,344
Accumulated Depreciation	10,400
Las Vegas, NV Embassy Suites
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	30,282
Initial Cost of Land	3,307
Initial Cost of FF&E, Buildings and improvements	16,952
Costs Capitalized Since Acquisition, Land	397
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	15,008
Gross Carrying Amount At Close of Period, Land	3,704
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	31,960
Gross Carrying Amount At Close of Period, Total	35,664
Accumulated Depreciation	17,928
Flagstaff, AZ Embassy Suites
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	18,400
Initial Cost of Land	1,267
Initial Cost of FF&E, Buildings and improvements	4,278
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	3,406
Gross Carrying Amount At Close of Period, Land	1,267
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	7,684
Gross Carrying Amount At Close of Period, Total	8,951
Accumulated Depreciation	3,912
Houston, TX Embassy Suites
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	17,810
Initial Cost of Land	1,799
Initial Cost of FF&E, Buildings and improvements	10,404
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	7,312
Gross Carrying Amount At Close of Period, Land	1,799
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	17,716
Gross Carrying Amount At Close of Period, Total	19,515
Accumulated Depreciation	8,212
West Palm Beach, FL Embassy Suites
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	19,802
Initial Cost of Land	3,277
Initial Cost of FF&E, Buildings and improvements	13,949
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	8,877
Gross Carrying Amount At Close of Period, Land	3,277
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	22,826
Gross Carrying Amount At Close of Period, Total	26,103
Accumulated Depreciation	11,348
Philadelphia, PA Embassy Suites
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	28,698
Initial Cost of Land	5,791
Initial Cost of FF&E, Buildings and improvements	34,819
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	17,421
Gross Carrying Amount At Close of Period, Land	5,791
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	52,240
Gross Carrying Amount At Close of Period, Total	58,031
Accumulated Depreciation	21,982
Walnut Creek, CA Embassy Suites
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	49,920
Initial Cost of Land	7,452
Initial Cost of FF&E, Buildings and improvements	25,334
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	22,758
Gross Carrying Amount At Close of Period, Land	7,452
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	48,092
Gross Carrying Amount At Close of Period, Total	55,544
Accumulated Depreciation	19,170
Arlington, VA Embassy Suites
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	46,355
Initial Cost of Land	36,065
Initial Cost of FF&E, Buildings and improvements	41,588
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	18,327
Gross Carrying Amount At Close of Period, Land	36,065
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	59,915
Gross Carrying Amount At Close of Period, Total	95,980
Accumulated Depreciation	20,197
Portland, OR Embassy Suites
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	88,435
Initial Cost of Land	11,110
Initial Cost of FF&E, Buildings and improvements	60,048
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	7,258
Gross Carrying Amount At Close of Period, Land	11,110
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	67,306
Gross Carrying Amount At Close of Period, Total	78,416
Accumulated Depreciation	23,487
Santa Clara, CA Embassy Suites
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	67,440
Initial Cost of Land	8,948
Initial Cost of FF&E, Buildings and improvements	46,239
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	16,209
Gross Carrying Amount At Close of Period, Land	8,948
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	62,448
Gross Carrying Amount At Close of Period, Total	71,396
Accumulated Depreciation	22,282
Orlando, FL Embassy Suites
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	22,526
Initial Cost of Land	5,674
Initial Cost of FF&E, Buildings and improvements	21,593
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	11,586
Gross Carrying Amount At Close of Period, Land	5,674
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	33,179
Gross Carrying Amount At Close of Period, Total	38,853
Accumulated Depreciation	13,174
New York, NY Embassy Suites
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	145,000
Initial Cost of Land	111,619
Initial Cost of FF&E, Buildings and improvements	88,673
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	(8,336)
Gross Carrying Amount At Close of Period, Land	111,619
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	80,337
Gross Carrying Amount At Close of Period, Total	191,956
Accumulated Depreciation	1,974
Jacksonville Fl Hilton Garden Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	11,756
Initial Cost of Land	1,751
Initial Cost of FF&E, Buildings and improvements	9,164
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	5,752
Gross Carrying Amount At Close of Period, Land	1,751
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	14,916
Gross Carrying Amount At Close of Period, Total	16,667
Accumulated Depreciation	6,521
Austin, TX Hilton Garden Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	66,257
Initial Cost of Land	7,605
Initial Cost of FF&E, Buildings and improvements	48,725
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	5,158
Gross Carrying Amount At Close of Period, Land	7,605
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	53,883
Gross Carrying Amount At Close of Period, Total	61,488
Accumulated Depreciation	10,694
Baltimore, MD Hilton Garden Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	16,218
Initial Cost of Land	4,027
Initial Cost of FF&E, Buildings and improvements	20,199
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	6,171
Gross Carrying Amount At Close of Period, Land	4,027
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	26,370
Gross Carrying Amount At Close of Period, Total	30,397
Accumulated Depreciation	4,210
Virginia Beach, VA Hilton Garden Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	32,140
Initial Cost of Land	4,101
Initial Cost of FF&E, Buildings and improvements	26,329
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	415
Gross Carrying Amount At Close of Period, Land	4,101
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	26,744
Gross Carrying Amount At Close of Period, Total	30,845
Accumulated Depreciation	3,827
Ft. Worth, TX Hilton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	62,000
Initial Cost of Land	4,538
Initial Cost of FF&E, Buildings and improvements	13,922
Costs Capitalized Since Acquisition, Land	1
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	23,803
Gross Carrying Amount At Close of Period, Land	4,539
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	37,725
Gross Carrying Amount At Close of Period, Total	42,264
Accumulated Depreciation	16,894
Houston, TX Hilton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	19,949
Initial Cost of Land	2,200
Initial Cost of FF&E, Buildings and improvements	13,247
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	9,936
Gross Carrying Amount At Close of Period, Land	2,200
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	23,183
Gross Carrying Amount At Close of Period, Total	25,383
Accumulated Depreciation	10,421
St. Petersburg, FL Hilton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	48,730
Initial Cost of Land	2,991
Initial Cost of FF&E, Buildings and improvements	13,907
Costs Capitalized Since Acquisition, Land	(1,130)
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	19,489
Gross Carrying Amount At Close of Period, Land	1,861
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	33,396
Gross Carrying Amount At Close of Period, Total	35,257
Accumulated Depreciation	16,729
Santa Fe, NM Hilton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	26,400
Initial Cost of Land	7,004
Initial Cost of FF&E, Buildings and improvements	10,689
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	7,814
Gross Carrying Amount At Close of Period, Land	7,004
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	18,503
Gross Carrying Amount At Close of Period, Total	25,507
Accumulated Depreciation	9,380
Bloomington, MN Hilton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	46,800
Initial Cost of Land	5,685
Initial Cost of FF&E, Buildings and improvements	59,139
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	9,596
Gross Carrying Amount At Close of Period, Land	5,685
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	68,735
Gross Carrying Amount At Close of Period, Total	74,420
Accumulated Depreciation	25,820
Costa Mesa, CA Hilton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	65,671
Initial Cost of Land	12,917
Initial Cost of FF&E, Buildings and improvements	91,791
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	14,922
Gross Carrying Amount At Close of Period, Land	12,917
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	106,713
Gross Carrying Amount At Close of Period, Total	119,630
Accumulated Depreciation	38,522
Boston, MA Hilton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	97,000
Initial Cost of Land	62,555
Initial Cost of FF&E, Buildings and improvements	134,407
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	14,341
Gross Carrying Amount At Close of Period, Land	62,555
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	148,748
Gross Carrying Amount At Close of Period, Total	211,303
Accumulated Depreciation	24,903
Parsippany, NJ Hilton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	38,073
Initial Cost of Land	7,293
Initial Cost of FF&E, Buildings and improvements	58,098
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	6,883
Gross Carrying Amount At Close of Period, Land	7,293
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	64,981
Gross Carrying Amount At Close of Period, Total	72,274
Accumulated Depreciation	14,790
Tampa, FL Hilton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	27,442
Initial Cost of Land	5,206
Initial Cost of FF&E, Buildings and improvements	21,186
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	12,355
Gross Carrying Amount At Close of Period, Land	5,206
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	33,541
Gross Carrying Amount At Close of Period, Total	38,747
Accumulated Depreciation	9,437
Alexandria, VA Hilton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	73,450
Initial Cost of Land	14,459
Initial Cost of FF&E, Buildings and improvements	96,602
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	45
Gross Carrying Amount At Close of Period, Land	14,459
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	96,647
Gross Carrying Amount At Close of Period, Total	111,106
Accumulated Depreciation	3,894
Santa Cruz, CA Hilton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	24,919
Initial Cost of Land	9,399
Initial Cost of FF&E, Buildings and improvements	38,129
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	(3,066)
Gross Carrying Amount At Close of Period, Land	9,399
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	35,063
Gross Carrying Amount At Close of Period, Total	44,462
Accumulated Depreciation	885
Lawrenceville, GA Hampton Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,447
Initial Cost of Land	697
Initial Cost of FF&E, Buildings and improvements	3,808
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	3,179
Gross Carrying Amount At Close of Period, Land	697
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	6,987
Gross Carrying Amount At Close of Period, Total	7,684
Accumulated Depreciation	3,465
Evansville In Hampton Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	11,118
Initial Cost of Land	1,301
Initial Cost of FF&E, Buildings and improvements	5,034
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	2,619
Gross Carrying Amount At Close of Period, Land	1,301
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	7,653
Gross Carrying Amount At Close of Period, Total	8,954
Accumulated Depreciation	3,800
Parsippany, NJ Hampton Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	18,641
Initial Cost of Land	3,268
Initial Cost of FF&E, Buildings and improvements	24,306
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	2,500
Gross Carrying Amount At Close of Period, Land	3,268
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	26,806
Gross Carrying Amount At Close of Period, Total	30,074
Accumulated Depreciation	5,172
Buford GA Hampton Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,675
Initial Cost of Land	1,168
Initial Cost of FF&E, Buildings and improvements	5,338
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	4,622
Gross Carrying Amount At Close of Period, Land	1,168
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	9,960
Gross Carrying Amount At Close of Period, Total	11,128
Accumulated Depreciation	3,274
Phoenix, AZ Hampton Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	11,267
Initial Cost of Land	853
Initial Cost of FF&E, Buildings and improvements	10,145
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	5,002
Gross Carrying Amount At Close of Period, Land	853
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	15,147
Gross Carrying Amount At Close of Period, Total	16,000
Accumulated Depreciation	2,865
Pittsburgh, PA Hampton Inn 1
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,786
Initial Cost of Land	2,335
Initial Cost of FF&E, Buildings and improvements	18,663
Costs Capitalized Since Acquisition, Land	(1,213)
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	(10,652)
Gross Carrying Amount At Close of Period, Land	1,122
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	8,011
Gross Carrying Amount At Close of Period, Total	9,133
Accumulated Depreciation	226
Pittsburgh, PA Hampton Inn 2
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	17,341
Initial Cost of Land	2,760
Initial Cost of FF&E, Buildings and improvements	19,739
Costs Capitalized Since Acquisition, Land	(1,491)
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	(11,327)
Gross Carrying Amount At Close of Period, Land	1,269
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	8,412
Gross Carrying Amount At Close of Period, Total	9,681
Accumulated Depreciation	594
Columbus, OH Hampton Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	21,017
Initial Cost of Land	1,789
Initial Cost of FF&E, Buildings and improvements	27,210
Costs Capitalized Since Acquisition, Land	1
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	3,691
Gross Carrying Amount At Close of Period, Land	1,790
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	30,901
Gross Carrying Amount At Close of Period, Total	32,691
Accumulated Depreciation	5,000
Beverly Hills, CA Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	123,120
Initial Cost of Land	6,510
Initial Cost of FF&E, Buildings and improvements	22,061
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	23,809
Gross Carrying Amount At Close of Period, Land	6,510
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	45,870
Gross Carrying Amount At Close of Period, Total	52,380
Accumulated Depreciation	24,959
Durham, NC Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	26,800
Initial Cost of Land	1,794
Initial Cost of FF&E, Buildings and improvements	25,056
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	18,478
Gross Carrying Amount At Close of Period, Land	1,794
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	43,534
Gross Carrying Amount At Close of Period, Total	45,328
Accumulated Depreciation	16,077
Arlington VA Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	91,542
Initial Cost of Land	20,637
Initial Cost of FF&E, Buildings and improvements	101,376
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	58,860
Gross Carrying Amount At Close of Period, Land	20,637
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	160,236
Gross Carrying Amount At Close of Period, Total	180,873
Accumulated Depreciation	68,106
Bridgewater NJ Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	71,200
Initial Cost of Land	5,059
Initial Cost of FF&E, Buildings and improvements	89,268
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	13,231
Gross Carrying Amount At Close of Period, Land	5,059
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	102,499
Gross Carrying Amount At Close of Period, Total	107,558
Accumulated Depreciation	32,852
Dallas TX Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	30,400
Initial Cost of Land	2,701
Initial Cost of FF&E, Buildings and improvements	30,893
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	14,196
Gross Carrying Amount At Close of Period, Land	2,701
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	45,089
Gross Carrying Amount At Close of Period, Total	47,790
Accumulated Depreciation	18,711
Fremont CA, Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	58,402
Initial Cost of Land	5,800
Initial Cost of FF&E, Buildings and improvements	44,200
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	2,172
Gross Carrying Amount At Close of Period, Land	5,800
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	46,372
Gross Carrying Amount At Close of Period, Total	52,172
Accumulated Depreciation	6,674
Memphis, TN Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	27,041
Initial Cost of Land	6,210
Initial Cost of FF&E, Buildings and improvements	37,284
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	1,589
Gross Carrying Amount At Close of Period, Land	6,210
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	38,873
Gross Carrying Amount At Close of Period, Total	45,083
Accumulated Depreciation	9,264
Irving, TX Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	66,653
Initial Cost of Land	8,330
Initial Cost of FF&E, Buildings and improvements	82,272
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	35,370
Gross Carrying Amount At Close of Period, Land	8,330
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	117,642
Gross Carrying Amount At Close of Period, Total	125,972
Accumulated Depreciation	19,426
Omaha, NE Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	15,847
Initial Cost of Land	6,641
Initial Cost of FF&E, Buildings and improvements	49,887
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	12,516
Gross Carrying Amount At Close of Period, Land	6,641
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	62,403
Gross Carrying Amount At Close of Period, Total	69,044
Accumulated Depreciation	13,505
Sugarland, TX Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	62,301
Initial Cost of Land	9,047
Initial Cost of FF&E, Buildings and improvements	84,043
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	(723)
Gross Carrying Amount At Close of Period, Land	9,047
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	83,320
Gross Carrying Amount At Close of Period, Total	92,367
Accumulated Depreciation	11,282
Baltimore MD Spring Hill Suites By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	13,600
Initial Cost of Land	2,502
Initial Cost of FF&E, Buildings and improvements	13,206
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	4,161
Gross Carrying Amount At Close of Period, Land	2,502
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	17,367
Gross Carrying Amount At Close of Period, Total	19,869
Accumulated Depreciation	8,158
Kennesaw GA Spring Hill Suites By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,638
Initial Cost of Land	1,106
Initial Cost of FF&E, Buildings and improvements	5,021
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	3,656
Gross Carrying Amount At Close of Period, Land	1,106
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	8,677
Gross Carrying Amount At Close of Period, Total	9,783
Accumulated Depreciation	3,576
Buford GA Spring Hill Suites By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,561
Initial Cost of Land	1,132
Initial Cost of FF&E, Buildings and improvements	6,089
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	831
Gross Carrying Amount At Close of Period, Land	1,132
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	6,920
Gross Carrying Amount At Close of Period, Total	8,052
Accumulated Depreciation	2,777
Charlotte NC Spring Hill Suites by Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,775
Initial Cost of Land	1,235
Initial Cost of FF&E, Buildings and improvements	6,818
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	1,002
Gross Carrying Amount At Close of Period, Land	1,235
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	7,820
Gross Carrying Amount At Close of Period, Total	9,055
Accumulated Depreciation	3,032
Durham NC Spring Hill Suites By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,663
Initial Cost of Land	1,090
Initial Cost of FF&E, Buildings and improvements	3,991
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	1,276
Gross Carrying Amount At Close of Period, Land	1,090
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	5,267
Gross Carrying Amount At Close of Period, Total	6,357
Accumulated Depreciation	2,066
Manhattan Beach CA Spring Hill Suites By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	28,560
Initial Cost of Land	5,726
Initial Cost of FF&E, Buildings and improvements	21,187
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	1,307
Gross Carrying Amount At Close of Period, Land	5,726
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	22,494
Gross Carrying Amount At Close of Period, Total	28,220
Accumulated Depreciation	7,564
Plymouth Meeting Pa Spring Hill Suites By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	20,800
Initial Cost of Land	3,210
Initial Cost of FF&E, Buildings and improvements	24,578
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	1,473
Gross Carrying Amount At Close of Period, Land	3,210
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	26,051
Gross Carrying Amount At Close of Period, Total	29,261
Accumulated Depreciation	8,610
Kennesaw GA Fairfield Inn By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,207
Initial Cost of Land	840
Initial Cost of FF&E, Buildings and improvements	4,359
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	2,567
Gross Carrying Amount At Close of Period, Land	840
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	6,926
Gross Carrying Amount At Close of Period, Total	7,766
Accumulated Depreciation	2,246
Bloomington In Courtyard By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	14,248
Initial Cost of Land	900
Initial Cost of FF&E, Buildings and improvements	10,741
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	3,817
Gross Carrying Amount At Close of Period, Land	900
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	14,558
Gross Carrying Amount At Close of Period, Total	15,458
Accumulated Depreciation	6,677
Boston, MA Courtyard by Marriott - Tremont
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	102,451
Initial Cost of Land	24,494
Initial Cost of FF&E, Buildings and improvements	85,246
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	11,340
Gross Carrying Amount At Close of Period, Land	24,494
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	96,586
Gross Carrying Amount At Close of Period, Total	121,080
Accumulated Depreciation	19,178
Columbus In Courtyard By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,160
Initial Cost of Land	673
Initial Cost of FF&E, Buildings and improvements	4,804
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	3,435
Gross Carrying Amount At Close of Period, Land	673
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	8,239
Gross Carrying Amount At Close of Period, Total	8,912
Accumulated Depreciation	3,960
Denver, CO Courtyard by Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	33,376
Initial Cost of Land	9,342
Initial Cost of FF&E, Buildings and improvements	29,656
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	3,677
Gross Carrying Amount At Close of Period, Land	9,342
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	33,333
Gross Carrying Amount At Close of Period, Total	42,675
Accumulated Depreciation	5,909
Louisville KY Courtyard By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	18,261
Initial Cost of Land	1,352
Initial Cost of FF&E, Buildings and improvements	12,266
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	4,673
Gross Carrying Amount At Close of Period, Land	1,352
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	16,939
Gross Carrying Amount At Close of Period, Total	18,291
Accumulated Depreciation	6,181
Gaithersburg, MD Courtyard by Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	28,580
Initial Cost of Land	5,128
Initial Cost of FF&E, Buildings and improvements	30,522
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	4,372
Gross Carrying Amount At Close of Period, Land	5,128
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	34,894
Gross Carrying Amount At Close of Period, Total	40,022
Accumulated Depreciation	5,902
Crystal City VA Courtyard By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	42,538
Initial Cost of Land	5,411
Initial Cost of FF&E, Buildings and improvements	38,610
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	14,073
Gross Carrying Amount At Close of Period, Land	5,411
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	52,683
Gross Carrying Amount At Close of Period, Total	58,094
Accumulated Depreciation	20,534
Ft Lauderdale Fl Courtyard By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	20,617
Initial Cost of Land	2,244
Initial Cost of FF&E, Buildings and improvements	18,520
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	6,454
Gross Carrying Amount At Close of Period, Land	2,244
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	24,974
Gross Carrying Amount At Close of Period, Total	27,218
Accumulated Depreciation	10,598
Overland Park Ks Courtyard By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,794
Initial Cost of Land	1,868
Initial Cost of FF&E, Buildings and improvements	14,030
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	4,559
Gross Carrying Amount At Close of Period, Land	1,868
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	18,589
Gross Carrying Amount At Close of Period, Total	20,457
Accumulated Depreciation	8,299
Foothill Ranch Ca Courtyard By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	21,735
Initial Cost of Land	2,447
Initial Cost of FF&E, Buildings and improvements	16,005
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	3,648
Gross Carrying Amount At Close of Period, Land	2,447
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	19,653
Gross Carrying Amount At Close of Period, Total	22,100
Accumulated Depreciation	8,232
Alpharetta GA Courtyard By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	19,665
Initial Cost of Land	2,244
Initial Cost of FF&E, Buildings and improvements	12,345
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	3,590
Gross Carrying Amount At Close of Period, Land	2,244
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	15,935
Gross Carrying Amount At Close of Period, Total	18,179
Accumulated Depreciation	7,084
Oakland Ca Courtyard By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	28,240
Initial Cost of Land	5,112
Initial Cost of FF&E, Buildings and improvements	19,429
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	4,099
Gross Carrying Amount At Close of Period, Land	5,112
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	23,528
Gross Carrying Amount At Close of Period, Total	28,640
Accumulated Depreciation	9,013
Scottsdale AZ Courtyard By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	23,600
Initial Cost of Land	3,700
Initial Cost of FF&E, Buildings and improvements	22,134
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	4,884
Gross Carrying Amount At Close of Period, Land	3,700
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	27,018
Gross Carrying Amount At Close of Period, Total	30,718
Accumulated Depreciation	10,337
Plano TX Courtyard By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	18,160
Initial Cost of Land	2,115
Initial Cost of FF&E, Buildings and improvements	22,360
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	1,994
Gross Carrying Amount At Close of Period, Land	2,115
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	24,354
Gross Carrying Amount At Close of Period, Total	26,469
Accumulated Depreciation	8,592
Newark Ca Courtyard By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	34,960
Initial Cost of Land	2,863
Initial Cost of FF&E, Buildings and improvements	10,723
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	1,678
Gross Carrying Amount At Close of Period, Land	2,863
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	12,401
Gross Carrying Amount At Close of Period, Total	15,264
Accumulated Depreciation	4,413
Manchester Ct Courtyard By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,292
Initial Cost of Land	1,301
Initial Cost of FF&E, Buildings and improvements	7,430
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	1,931
Gross Carrying Amount At Close of Period, Land	1,301
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	9,361
Gross Carrying Amount At Close of Period, Total	10,662
Accumulated Depreciation	3,766
Basking Ridge NJ Courtyard By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	41,600
Initial Cost of Land	5,419
Initial Cost of FF&E, Buildings and improvements	45,304
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	6,482
Gross Carrying Amount At Close of Period, Land	5,419
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	51,786
Gross Carrying Amount At Close of Period, Total	57,205
Accumulated Depreciation	18,549
Wichita, KS Courtyard by Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	18,380
Initial Cost of Land	291
Initial Cost of FF&E, Buildings and improvements	23,090
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	(1,108)
Gross Carrying Amount At Close of Period, Land	291
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	21,982
Gross Carrying Amount At Close of Period, Total	22,273
Accumulated Depreciation	2,887
Boston, MA Courtyard by Marriott - Billerica
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	29,807
Initial Cost of Land	3,528
Initial Cost of FF&E, Buildings and improvements	29,352
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	1,410
Gross Carrying Amount At Close of Period, Land	3,528
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	30,762
Gross Carrying Amount At Close of Period, Total	34,290
Accumulated Depreciation	6,099
Pittsburgh, PA Homewood Suites
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	25,492
Initial Cost of Land	1,906
Initial Cost of FF&E, Buildings and improvements	28,093
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	2,781
Gross Carrying Amount At Close of Period, Land	1,906
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	30,874
Gross Carrying Amount At Close of Period, Total	32,780
Accumulated Depreciation	5,132
Lake Buena Vista Fl Marriott Residence Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	25,330
Initial Cost of Land	2,555
Initial Cost of FF&E, Buildings and improvements	20,367
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	10,717
Gross Carrying Amount At Close of Period, Land	2,555
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	31,084
Gross Carrying Amount At Close of Period, Total	33,639
Accumulated Depreciation	13,809
Evansville In Marriott Residence Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,830
Initial Cost of Land	961
Initial Cost of FF&E, Buildings and improvements	5,972
Costs Capitalized Since Acquisition, Land	(1)
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	2,939
Gross Carrying Amount At Close of Period, Land	960
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	8,911
Gross Carrying Amount At Close of Period, Total	9,871
Accumulated Depreciation	4,419
Orlando FL Marriott Residence Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	25,687
Initial Cost of Land	6,554
Initial Cost of FF&E, Buildings and improvements	40,539
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	19,672
Gross Carrying Amount At Close of Period, Land	6,554
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	60,211
Gross Carrying Amount At Close of Period, Total	66,765
Accumulated Depreciation	22,529
Falls Church VA Marriott Residence Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	26,151
Initial Cost of Land	2,752
Initial Cost of FF&E, Buildings and improvements	34,979
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	7,376
Gross Carrying Amount At Close of Period, Land	2,752
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	42,355
Gross Carrying Amount At Close of Period, Total	45,107
Accumulated Depreciation	17,299
San Diego CA Marriott Residence Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	29,281
Initial Cost of Land	3,156
Initial Cost of FF&E, Buildings and improvements	29,514
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	3,810
Gross Carrying Amount At Close of Period, Land	3,156
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	33,324
Gross Carrying Amount At Close of Period, Total	36,480
Accumulated Depreciation	13,267
Salt Lake City UT Marriott Residence Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	15,798
Initial Cost of Land	1,897
Initial Cost of FF&E, Buildings and improvements	16,357
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	3,489
Gross Carrying Amount At Close of Period, Land	1,897
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	19,846
Gross Carrying Amount At Close of Period, Total	21,743
Accumulated Depreciation	7,819
Las Vegas NV Marriott Residence Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	38,160
Initial Cost of Land	18,177
Initial Cost of FF&E, Buildings and improvements	39,568
Costs Capitalized Since Acquisition, Land	(6,184)
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	(12,854)
Gross Carrying Amount At Close of Period, Land	11,993
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	26,714
Gross Carrying Amount At Close of Period, Total	38,707
Accumulated Depreciation	7,465
Phoenix AZ Marriott Residence Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	23,680
Initial Cost of Land	4,100
Initial Cost of FF&E, Buildings and improvements	23,187
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	2,655
Gross Carrying Amount At Close of Period, Land	4,100
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	25,842
Gross Carrying Amount At Close of Period, Total	29,942
Accumulated Depreciation	9,014
Plano TX Marriott Residence Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	14,160
Initial Cost of Land	2,045
Initial Cost of FF&E, Buildings and improvements	16,869
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	2,116
Gross Carrying Amount At Close of Period, Land	2,045
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	18,985
Gross Carrying Amount At Close of Period, Total	21,030
Accumulated Depreciation	6,774
Newark CA Marriott Residence Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	37,760
Initial Cost of Land	3,272
Initial Cost of FF&E, Buildings and improvements	11,706
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	2,586
Gross Carrying Amount At Close of Period, Land	3,272
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	14,292
Gross Carrying Amount At Close of Period, Total	17,564
Accumulated Depreciation	5,272
Manchester CT Marriott Residence Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,759
Initial Cost of Land	1,462
Initial Cost of FF&E, Buildings and improvements	8,306
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	3,798
Gross Carrying Amount At Close of Period, Land	1,462
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	12,104
Gross Carrying Amount At Close of Period, Total	13,566
Accumulated Depreciation	5,454
Jacksonville FL Marriott Residence Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,865
Initial Cost of Land	1,997
Initial Cost of FF&E, Buildings and improvements	16,084
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	10,214
Gross Carrying Amount At Close of Period, Land	1,997
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	26,298
Gross Carrying Amount At Close of Period, Total	28,295
Accumulated Depreciation	9,129
Stillwater, OK Marriott Residence Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,911
Initial Cost of Land	930
Initial Cost of FF&E, Buildings and improvements	15,070
Costs Capitalized Since Acquisition, Land	(524)
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	(7,185)
Gross Carrying Amount At Close of Period, Land	406
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	7,885
Gross Carrying Amount At Close of Period, Total	8,291
Accumulated Depreciation	1,377
Santa Fe, NM Tribute Portfolio
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	25,000
Initial Cost of Land	8,094
Initial Cost of FF&E, Buildings and improvements	42,058
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	1,049
Gross Carrying Amount At Close of Period, Land	8,094
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	43,107
Gross Carrying Amount At Close of Period, Total	51,201
Accumulated Depreciation	1,453
Manhattan Beach CA Towne Place Suites By Marriott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	23,680
Initial Cost of Land	4,805
Initial Cost of FF&E, Buildings and improvements	17,543
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	4,937
Gross Carrying Amount At Close of Period, Land	4,805
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	22,480
Gross Carrying Amount At Close of Period, Total	27,285
Accumulated Depreciation	8,843
Atlanta, GA Ritz-Carlton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	97,902
Initial Cost of Land	2,477
Initial Cost of FF&E, Buildings and improvements	80,139
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	31,229
Gross Carrying Amount At Close of Period, Land	2,477
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	111,368
Gross Carrying Amount At Close of Period, Total	113,845
Accumulated Depreciation	21,266
Atlantic Beach FL One Ocean
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	57,600
Initial Cost of Land	5,815
Initial Cost of FF&E, Buildings and improvements	14,817
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	28,226
Gross Carrying Amount At Close of Period, Land	5,815
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	43,043
Gross Carrying Amount At Close of Period, Total	48,858
Accumulated Depreciation	25,727
Nashville, TN Renaissance
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	207,000
Initial Cost of Land	20,671
Initial Cost of FF&E, Buildings and improvements	158,260
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	33,589
Gross Carrying Amount At Close of Period, Land	20,671
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	191,849
Gross Carrying Amount At Close of Period, Total	212,520
Accumulated Depreciation	32,689
Palm Springs, CA Renaissance
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	51,522
Initial Cost of Land	0
Initial Cost of FF&E, Buildings and improvements	74,112
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	15,176
Gross Carrying Amount At Close of Period, Land	0
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	89,288
Gross Carrying Amount At Close of Period, Total	89,288
Accumulated Depreciation	17,719
Ann Arbor, MI Sheraton Hotel
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	35,200
Initial Cost of Land	4,158
Initial Cost of FF&E, Buildings and improvements	35,042
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	4,570
Gross Carrying Amount At Close of Period, Land	4,158
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	39,612
Gross Carrying Amount At Close of Period, Total	43,770
Accumulated Depreciation	5,387
Langhorne PA Sheraton Hotel
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,880
Initial Cost of Land	2,037
Initial Cost of FF&E, Buildings and improvements	12,424
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	9,270
Gross Carrying Amount At Close of Period, Land	2,037
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	21,694
Gross Carrying Amount At Close of Period, Total	23,731
Accumulated Depreciation	10,860
Minneapolis MN Sheraton Hotel
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	20,933
Initial Cost of Land	2,953
Initial Cost of FF&E, Buildings and improvements	14,280
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	5,909
Gross Carrying Amount At Close of Period, Land	2,953
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	20,189
Gross Carrying Amount At Close of Period, Total	23,142
Accumulated Depreciation	9,417
Indianapolis IN Sheraton Hotel
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	59,278
Initial Cost of Land	3,100
Initial Cost of FF&E, Buildings and improvements	22,041
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	22,381
Gross Carrying Amount At Close of Period, Land	3,100
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	44,422
Gross Carrying Amount At Close of Period, Total	47,522
Accumulated Depreciation	21,532
Anchorage AK Sheraton Hotel
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	26,331
Initial Cost of Land	4,023
Initial Cost of FF&E, Buildings and improvements	39,363
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	19,502
Gross Carrying Amount At Close of Period, Land	4,023
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	58,865
Gross Carrying Amount At Close of Period, Total	62,888
Accumulated Depreciation	23,437
San Diego CA Sheraton Hotel
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	36,160
Initial Cost of Land	7,294
Initial Cost of FF&E, Buildings and improvements	36,382
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	7,893
Gross Carrying Amount At Close of Period, Land	7,294
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	44,275
Gross Carrying Amount At Close of Period, Total	51,569
Accumulated Depreciation	17,483
Coral Gables FL Hyatt Regency
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	63,200
Initial Cost of Land	4,805
Initial Cost of FF&E, Buildings and improvements	50,820
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	27,599
Gross Carrying Amount At Close of Period, Land	4,805
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	78,419
Gross Carrying Amount At Close of Period, Total	83,224
Accumulated Depreciation	28,276
Hauppauge, NY Hyatt Regency
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	36,095
Initial Cost of Land	6,284
Initial Cost of FF&E, Buildings and improvements	35,669
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	(1,085)
Gross Carrying Amount At Close of Period, Land	6,284
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	34,584
Gross Carrying Amount At Close of Period, Total	40,868
Accumulated Depreciation	6,512
Savannah, GA Hyatt Regency
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	69,224
Initial Cost of Land	14,041
Initial Cost of FF&E, Buildings and improvements	72,721
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	13,781
Gross Carrying Amount At Close of Period, Land	14,041
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	86,502
Gross Carrying Amount At Close of Period, Total	100,543
Accumulated Depreciation	17,958
Key West FL Crowne Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	64,980
Initial Cost of Land	0
Initial Cost of FF&E, Buildings and improvements	27,514
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	11,167
Gross Carrying Amount At Close of Period, Land	0
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	38,681
Gross Carrying Amount At Close of Period, Total	38,681
Accumulated Depreciation	17,619
Annapolis, MD Crowne Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost of Land	0
Initial Cost of FF&E, Buildings and improvements	9,903
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	119
Gross Carrying Amount At Close of Period, Land	0
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	10,022
Gross Carrying Amount At Close of Period, Total	10,022
Accumulated Depreciation	4,658
Annapolis MD Annapolis Inn
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	18,658
Initial Cost of Land	3,028
Initial Cost of FF&E, Buildings and improvements	7,833
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	8,387
Gross Carrying Amount At Close of Period, Land	3,028
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	16,220
Gross Carrying Amount At Close of Period, Total	19,248
Accumulated Depreciation	8,962
Austin, TX Lakeway Resort & Spa
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	19,527
Initial Cost of Land	4,541
Initial Cost of FF&E, Buildings and improvements	28,940
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	7,716
Gross Carrying Amount At Close of Period, Land	4,541
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	36,656
Gross Carrying Amount At Close of Period, Total	41,197
Accumulated Depreciation	12,160
Chicago, IL Silversmith
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	27,739
Initial Cost of Land	4,782
Initial Cost of FF&E, Buildings and improvements	22,398
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	(1,871)
Gross Carrying Amount At Close of Period, Land	4,782
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	20,527
Gross Carrying Amount At Close of Period, Total	25,309
Accumulated Depreciation	3,507
Washington, DC The Churchill
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	41,114
Initial Cost of Land	25,898
Initial Cost of FF&E, Buildings and improvements	32,304
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	14,778
Gross Carrying Amount At Close of Period, Land	25,898
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	47,082
Gross Carrying Amount At Close of Period, Total	72,980
Accumulated Depreciation	12,525
Washington, DC The Melrose
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	75,454
Initial Cost of Land	29,277
Initial Cost of FF&E, Buildings and improvements	62,507
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	(43)
Gross Carrying Amount At Close of Period, Land	29,277
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	62,464
Gross Carrying Amount At Close of Period, Total	91,741
Accumulated Depreciation	8,804
New Orleans, LA Le Pavillon
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	43,750
Initial Cost of Land	10,933
Initial Cost of FF&E, Buildings and improvements	51,549
Costs Capitalized Since Acquisition, Land	(2,601)
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	11,760
Gross Carrying Amount At Close of Period, Land	8,332
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	63,309
Gross Carrying Amount At Close of Period, Total	71,641
Accumulated Depreciation	11,450
Fort Worth TX Ashton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,881
Initial Cost of Land	800
Initial Cost of FF&E, Buildings and improvements	7,187
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	1,712
Gross Carrying Amount At Close of Period, Land	800
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	8,899
Gross Carrying Amount At Close of Period, Total	9,699
Accumulated Depreciation	2,283
Princeton, NJ Westin
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	33,000
Initial Cost of Land	6,475
Initial Cost of FF&E, Buildings and improvements	52,195
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	8,035
Gross Carrying Amount At Close of Period, Land	6,475
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	60,230
Gross Carrying Amount At Close of Period, Total	66,705
Accumulated Depreciation	10,831
Atlanta, GA W
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	48,800
Initial Cost of Land	2,353
Initial Cost of FF&E, Buildings and improvements	54,383
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	4,542
Gross Carrying Amount At Close of Period, Land	2,353
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	58,925
Gross Carrying Amount At Close of Period, Total	61,278
Accumulated Depreciation	8,589
Minneapolis, MN W
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	51,843
Initial Cost of Land	8,430
Initial Cost of FF&E, Buildings and improvements	79,713
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	5,008
Gross Carrying Amount At Close of Period, Land	8,430
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	84,721
Gross Carrying Amount At Close of Period, Total	93,151
Accumulated Depreciation	9,327
Minneapolis, MN Le Meridien
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost of Land	2,752
Initial Cost of FF&E, Buildings and improvements	12,248
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	2,578
Gross Carrying Amount At Close of Period, Land	2,752
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	14,826
Gross Carrying Amount At Close of Period, Total	17,578
Accumulated Depreciation	2,561
Atlanta, GA Hotel Indigo
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	16,100
Initial Cost of Land	3,230
Initial Cost of FF&E, Buildings and improvements	23,713
Costs Capitalized Since Acquisition, Land	0
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	4,546
Gross Carrying Amount At Close of Period, Land	3,230
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	28,259
Gross Carrying Amount At Close of Period, Total	31,489
Accumulated Depreciation	3,991
Orlando FL World Quest Resort
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost of Land	1,432
Initial Cost of FF&E, Buildings and improvements	9,870
Costs Capitalized Since Acquisition, Land	(40)
Costs Capitalized Since Acquisition, FF&E, Buildings and improvements	2,142
Gross Carrying Amount At Close of Period, Land	1,392
Gross Carrying Amount At Close of Period, FF&E, Buildings and improvements	12,012
Gross Carrying Amount At Close of Period, Total	13,404
Accumulated Depreciation	$ 3,077